Provision for judicial liabilities - Possible losses - Labor (Details) - Labor	Dec. 31, 2024 BRL (R$) item	Dec. 31, 2023 BRL (R$) item
Disclosure of other provisions [line items]
Possible Losses for Which No Provision Was Recorded	R$ 171,480,000	R$ 194,883,000
Possible losses
Disclosure of other provisions [line items]
Number of Lawsuits | item	1,135	1,034
Possible Losses for Which No Provision Was Recorded	R$ 171,480	R$ 194,883